Document and Entity Information	Apr. 16, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 16, 2026
Entity Registrant Name	TERRESTRIAL ENERGY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42252
Entity Tax Identification Number	98-1785406
Entity Address, Address Line One	2730 W. Tyvola Road
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Charlotte
Entity Address State Or Province	NC
Entity Address, Postal Zip Code	28217
City Area Code	646
Local Phone Number	687-8212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002019804
Amendment Flag	false
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IMSR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Common Stock at a price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one CommonStock at a price of $11.50 per share
Trading Symbol	IMSRW
Security Exchange Name	NASDAQ